Equity (Details) - USD ($)				1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 01, 2022	Mar. 04, 2021	Apr. 01, 2020	Mar. 02, 2021	Nov. 20, 2020	Sep. 17, 2020	Mar. 19, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Equity (Details) [Line Items]
Ordinary shares issued							40,000
Description of reverse share split						On August 26, 2021, the Company’s ADSs were mandatorily cancelled and were exchanged for ordinary shares at a one-for-one ratio.
Purchase agreement, description					On November 20, 2020, the Company completed an offering for gross proceeds of $4,200 by way of the issuance of an aggregate of 835,447 units, each consisting of (i) one ADS and (ii) two warrants to purchase one ADS each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ADS, will be exercisable upon issuance and will expire five years from the date of issuance.
Gross proceeds (in Dollars)					$ 4,200
Shares issued					835,447			3,526,740		3,091,740
Ordinary shares										1,004,494
Description of private offering		the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.
Exercise price (in Dollars per share)								$ 24.5		$ 24.5
Date of issuance								5 years
Exercise of warrants (in Dollars)									$ 1,085,000	$ 4,758,000
Pre-funded warrants								100,000		118,156
Bottom of range [member]
Equity (Details) [Line Items]
Ordinary shares issued				1,800,000,000
Top of range [member]
Equity (Details) [Line Items]
Ordinary shares issued				3,600,000,000
November 2020 Warrants [Member]
Equity (Details) [Line Items]
Exercise of warrants										1,004,494
Series A Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares										128,156
Exercise of warrants (in Dollars)										$ 10,000
March 2021 Warrants [Member]
Equity (Details) [Line Items]
Shares issued								100,000
Warrants and exercise								100,000
June 2022 Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)								$ 2.63
Date of issuance								7 years
April 2020 Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase agreement, description			On April 1, 2020, the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ADS, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,668 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised
Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase agreement, description	On June 1, 2022, the Company completed a private offering with an investor for gross proceeds of $10,210 (the “June 2022 Private Placement”), providing for the issuance of an aggregate of 3,546,100 units and pre-funded units, as follows: (a) 335,000 units at a price of $2.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 3,211,100 pre-funded units at a price of $2.819 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.
Series A Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)								$ 7.07
Series B Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)								$ 10.6